Property, Machinery and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
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Disclosure of Net Change in Property, Machinery and Equipment

As of December 31, 2018 and 2017, consolidated property, machinery and equipment, net and the changes in such line item during 2018, 2017 and 2016, were as follows:

		2018
		Land and mineral reserves[1]	Building[1]	Machinery and equipment[2]	Construction in progress	Total
Cost at beginning of period	Ps	95,495	53,927	242,636	19,457	411,515
Accumulated depreciation and depletion		(16,842)	(26,225)	(136,288)	—	(179,355)

Net book value at beginning of period		78,653	27,702	106,348	19,457	232,160
Capital expenditures		525	578	11,038	—	12,141
Additions through capital leases		—	—	88	—	88
Stripping costs		740	—	—	—	740

Total capital expenditures		1,265	578	11,126	—	12,969
Disposals[4]		(258)	(116)	(597)	—	(971)
Reclassifications[5]		(353)	(45)	(81)	580	101
Business combinations		83	—	133	—	216
Depreciation and depletion for the period		(3,618)	(2,001)	(8,400)	—	(14,019)
Impairment losses		(121)	(33)	(291)	—	(445)
Foreign currency translation effects		210	(349)	(5,733)	301	(5,571)

Cost at end of period		94,692	53,292	242,740	20,338	411,062
Accumulated depreciation and depletion		(18,831)	(27,556)	(140,235)	—	(186,622)

Net book value at end of period	Ps	75,861	25,736	102,505	20,338	224,440

		2017
		Land and mineral reserves[1]	Building[1]	Machinery and equipment[2]	Construction in progress	Total	2016[3]
Cost at beginning of period	Ps	97,218	51,740	229,717	17,247	395,922	360,089
Accumulated depreciation and depletion		(16,301)	(24,224)	(125,263)	—	(165,788)	(143,395)

Net book value at beginning of period		80,917	27,516	104,454	17,247	230,134	216,694
Capital expenditures		547	802	8,165	—	9,514	12,676
Additions through capital leases		—	—	2,096	—	2,096	7
Capitalization of financial expense		—	—	—	—	—	175
Stripping costs		809	—	—	—	809	421

Total capital expenditures		1,356	802	10,261	—	12,419	13,279
Disposals[4]		(347)	(223)	(1,274)	—	(1,844)	(1,841)
Reclassifications[5]		(784)	(82)	(768)	—	(1,634)	(4,549)
Business combinations		2,179	749	3,136	428	6,492	—
Depreciation and depletion for the period		(2,571)	(1,967)	(9,413)	—	(13,951)	(14,037)
Impairment losses		(202)	(1)	(763)	(18)	(984)	(1,899)
Foreign currency translation effects		(1,895)	908	715	1,800	1,528	22,487

Cost at end of period		95,495	53,927	242,636	19,457	411,515	395,922
Accumulated depreciation and depletion		(16,842)	(26,225)	(136,288)	—	(179,355)	(165,788)

Net book value at end of period	Ps	78,653	27,702	106,348	19,457	232,160	230,134

1

Includes corporate buildings and related land sold to financial institutions in previous years, which were leased back. The aggregate carrying amount of these assets as of December 31, 2018 and 2017 was Ps1,602 and Ps1,690, respectively.

2	Includes assets, mainly mobile equipment, acquired through finance leases, which carrying amount as of December 31, 2018 and 2017 was Ps88 and Ps2,096, respectively.
3

In 2016, CEMEX Colombia concluded the construction of a cement plant in the municipality of Maceo in the Antioquia department in Colombia with an annual capacity of approximately 1.1 million tons. The plant has not initiated commercial operations. As of the reporting date, the works related to the access road to the plant remain suspended and the beginning of commercial operations is subject to the successful conclusion of several ongoing processes related to certain operating permits and other legal proceedings (note 24.1). As a result internal audits of the project, in 2016, CEMEX Colombia reduced construction in progress for Ps483 (US$23), of which, Ps295 (US$14) were recognized as impairment losses against “Other expenses, net” in connection with the write off of certain advances for the purchase of land through a representative have low probability for their recoverability due to deficiencies in the legal processes, and Ps188 (US$9) were decreased against “Other accounts payable” in connection with the cancellation of the portion payable of such assets (note 24.1). As of December 31, 2018, the carrying amount of the plant, net of adjustments, is for an amount in Colombian pesos equivalent to US$280 (Ps5,502).

4

In 2018, includes sales of non-strategic fixed assets in the United States, Spain and Mexico for Ps371, Ps158 and Ps125, respectively. In 2017, includes sales of non-strategic fixed assets in Mexico, the United States and Spain for Ps343, Ps223 and Ps220, respectively. In 2016, includes sales of non-strategic fixed assets in the United States, Mexico, and France for Ps317, Ps281 and Ps165, respectively.

5

In 2018, refers mainly to the reclassification of the assets in Spain for Ps580 (note 12.1). In 2017, refers mainly to those assets of the Pacific Northwest Materials Business in the United States for Ps1,634 (note 4.2). In 2016, refers mainly to those assets of the Concrete Pipe Business in the United States for Ps2,747, as well as other disposal groups in the United States reclassified to assets available for sale for Ps1,386.

Summary of Recognized Impairment Losses

During the years ended December 31, 2018, 2017 and 2016 impairment losses of fixed assets by country are as follows:

		2018	2017	2016
United States	Ps	252	153	277
Poland		94	—	—
Colombia		37	—	454
Spain		35	452	—
Mexico		25	45	46
Czech Republic		—	157	—
Panama		—	56	—
France		—	50	—
Latvia		—	46	—
Puerto Rico		—	—	1,087
Others		2	25	35

	Ps	445	984	1,899